LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 2, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 65 and Amendment No. 67 to the Trust’s Registration Statement on Form N-1A, the purpose of which is to register a new series: Swan Hedged Equity US Large Cap ETF.
If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6520 or alia.vasquez@usbank.com.
Sincerely,

Kent P. Barnes
Secretary
Listed Fund Trust